OTHER BALANCE SHEET ACCOUNTS - PREPAID EXPENSES	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 6 - OTHER BALANCE SHEET ACCOUNTS - PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31,
	2017	2016
Prepaid Expenses:
Technology Vendor Deposit	$0	$9,404
Rent deposit	17,340	0
Sales Commissions Advances	0	4,920
Unvested Stock Grants	183,752	720,313
Total Prepaid Expenses	$201,092	$734,637